Borrowings - Summary of Carrying Amount of Assets Pledged (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Assets Pledged As Security [Line Items]
Cash and cash equivalents	€ 6,206	€ 6,363
Trade receivables	38,767	22,287
Other receivables	5,752	827
Total current assets pledged as security	€ 50,725	€ 29,477